INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Current taxes
U.S. federal	$ 422,435	$ 298,685	$ 218,064
U.S. state and local	220,043	152,862	95,662
Non-U.S.	1,762,277	1,968,954	1,395,915
Total current tax expense	2,404,755	2,420,501	1,709,641
Deferred taxes
U.S. federal	(334,942)	(202,318)	7,767
U.S. state and local	(63,098)	(48,597)	(5,400)
Non-U.S.	129,087	37,621	58,563
Total deferred tax (benefit) expense	(268,953)	(213,294)	60,930
Total	$ 2,135,802	$ 2,207,207	$ 1,770,571